Loan Principal and Financing Service Fee Receivables - Summary of Movement of Allowance for Loan Principal and Financing Service Fee Receivables (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2017 CNY (¥)
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year	$ 16,155,686	¥ 105,113,739	¥ 34,187,485
Additions	93,011,960	605,163,716	120,353,726
Charge-offs	(29,359,767)	(191,023,449)	(49,427,472)
Balance at the end of the year	79,807,879	519,254,006	105,113,739
Evaluated for impairment on a portfolio basis	$ 79,807,879		105,113,739	¥ 519,254,006
Loan Principal [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year		103,111,134	33,803,140
Additions		594,209,005	118,735,466
Charge-offs		(191,023,449)	(49,427,472)
Balance at the end of the year		506,296,690	103,111,134
Evaluated for impairment on a portfolio basis			103,111,134	506,296,690
Financing Service Fee Receivables [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at the beginning of the year		2,002,605	384,345
Additions		10,954,711	1,618,260
Balance at the end of the year		¥ 12,957,316	2,002,605
Evaluated for impairment on a portfolio basis			¥ 2,002,605	¥ 12,957,316